Annual Operating Expenses {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-15 - Fidelity® Stock Selector Small Cap Fund	Dec. 30, 2021
Fidelity Stock Selector Small Cap Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual operating expenses	1.19%
Fidelity Stock Selector Small Cap Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.26%
Total annual operating expenses	1.46%
Fidelity Stock Selector Small Cap Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual operating expenses	1.98%
Fidelity Stock Selector Small Cap Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.92%
Fidelity Stock Selector Small Cap Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.79%